FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 6 –    FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

a.	Financial risk factors

The Group is exposed to a variety of financial risks: credit, liquidity and market risks as part of its normal course of business. The Group's risk management objective is to monitor risks and minimize the possible influence that results from this exposure, according to its evaluations and expectations of the parameters that affect the risks. The Group did not enter into interest rate hedging transactions, CPI hedging transactions nor free standing exchange rate forward transactions in 2016, 2017, 2018.

1.     Risk Management

Risk management is carried out by the financial division under policies and/or directions resolved and approved by the audit committee and the board of directors.

2.     Market risks

(a)  Description of market risks

Cash flow risk due to interest rate changes and CPI changes

The Group is exposed to fluctuations in the Israeli Consumer Price index (CPI). See also note 19.

Furthermore, the Group's notes payable bearing variable interest rate cause cash flow risks. Based on simulations performed, an increase (decrease) of 1% interest rates during 2018 in respect of the abovementioned financial instruments would have resulted in an annual increase (decrease) in interest expenses of NIS 4 million.

Foreign exchange risk

The Group's operating profit and cash flows are exposed to currency risk, mainly due to trade receivables and trade payables denominated in USD.

2.     Market risks (continued)

    (a)  Description of market risks (continued)

     Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2018	NIS 3.748	NIS 4.292	223.33 points
2017	NIS 3.467	NIS 4.153	221.57 points
2016	NIS 3.845	NIS 4.044	220.68 points
Increase (decrease) during the year:
2018	8.1%	3.3%	0.8%
2017	(9.8)%	2.7%	0.4%
2016	(1.5)%	(4.8)%	(0.2)%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Sensitivity analysis:

An increase (decrease) of 2% in the CPI as at December 31, 2016, 2017 would have decreased (increased) equity and profit by NIS 9 million and NIS 3 million, for the years ended December 31, 2016 and 2017 respectively, assuming all other variables remain constant. As at December 2018, the company has no material liabilities linked to the CPI.

An increase (decrease) of 5% in the USD exchange rate as at December 31, 2016, 2017 and 2018 would have decreased (increased) equity and profit by NIS 3 million, NIS 3 million and NIS 3 million, for the years ended December 31, 2016, 2017 and 2018 respectively, assuming that all other variables remain constant.

(b)  Analysis of linkage terms of financial instruments balances

	December 31, 2018
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	*	*	416	416
Trade receivables**	54	14	588	656
Other receivables			11	11

Non- current assets
Trade receivables			260	260
Total assets	54	14	1,275	1,343

Current liabilities
Current maturities of notes payable and
borrowings			161	161
Trade payables**	126	14	571	711
Payables in respect of employees			73	73
Other payables			1	1

Non- current liabilities
Notes payable			1,012	1,012
Borrowings from banks			191	191
Total liabilities	126	14	2,009	2,149

* Representing an amount of less than one million.

In or linked to foreign currencies
New Israeli Shekels in millions
**Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	141
Set-off	(73)
Trade receivables, net	68

Trade payables gross amounts	213
Set-off	(73)
Trade payables, net	140

	December 31, 2017
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS linked to CPI	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	4		861	867
Short term deposits				150	150
Trade receivables*	62	34		712	808
Other receivables				9	9

Non- current assets
Trade receivables				232	232
Total assets	64	38		1,964	2,066

Current liabilities
Current maturities of notes payable and
borrowings			213	491	704
Trade payables*	143	32		612	787
Payables in respect of employees				78	78
Other payables				21	21

Non- current liabilities
Notes payable				972	972
Borrowings from banks and others				243	243
Total liabilities	143	32	213	2,417	2,805

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	281
Set-off	(185)
Trade receivables, net	96

Trade payables gross amounts	360
Set-off	(185)
Trade payables, net	175

(c)  Details regarding the derivative financial instruments

The notional amounts of derivatives as of December 31, 2017 and 2018 are as follows, based on the amounts of currencies to be received, translated into NIS at the exchange rates prevailing at each of the reporting dates, respectively:

	New Israeli Shekels
	December 31
	2017	2018
	In millions
Embedded derivatives pay USD, receive NIS	3	1

3.    Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group's trade receivables, from cash and cash equivalents and other receivables. Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group conducts credit evaluations on receivables of certain types over a certain amount, and requires collaterals against them. The impairment requirements are based on an expected credit loss model that replaces the IAS 39 incurred loss model. Accordingly, the financial statements include appropriate allowances for expected credit losses. See also notes 2(j)(2) and 4(a)(4).

The face amount of financial assets represents the maximum credit exposure, see note 6(c).

The cash and cash equivalents are held in leading Israeli commercial banks, rated by Standard & Poor's Maalot at between ilAA+/Stable to ilAAA/stable.

The trade receivables are significantly widespread, and include individuals and businesses, and therefore have no representing credit rating.

See also note 7 as to the assessment by aging of the trade receivables and related allowance for credit losses.

4.     Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group's approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, without incurring unacceptable losses or risking damage to the Group's reputation. The Group's policy is to ensure that it has sufficient cash and cash equivalents to meet expected operational expenses and financial obligations.

Maturities of financial liabilities as of December 31, 2018:

	2019	2020	2021	2022 to 2023	2024	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series D	109	109	109			327
Notes payable series F		159	159	318	158	794
Borrowing P	29	29	30	30		118
Borrowing Q	23	23	23	45	11	125
Expected interest payments of
long term borrowings and notes
payables	28	23	17	16	2	86
Trade and other payables	785					785
Total	974	343	338	409	171	2,235
Add offering expenses and discounts and premiums						2
						2,237

See note 15 in respect of borrowings and notes payable.

b.	Capital risk management

Credit rating: According to Standard & Poor's Maalot ("S&P Maalot") credit rating, of August 13, 2018, the Company's ilA+/Stable credit rating was unchanged.
See note 15(5) regarding financial covenants.

c.	Fair values of financial instruments

As detailed in note 2(j) the financial instruments are categorized as following:

Fair Value through Profit or Loss (FVTPL); Amortized Cost (AC). See also note 15 in respect of borrowings and notes payable and note 7 with respect to trade receivables.

The financial instruments that are categorized FVTPL are mandatorily measured at FVTPL are derivative financial instruments. Their fair values are calculated by discounting estimated future cash flows based on the terms and maturity of each contract and using forward rates for a similar instrument at the measurement date. All significant inputs in this technique are observable market data and rely as little as possible on entity specific estimates – this method matches the "Level 2" fair value measurement level hierarchy, see also note 6(a)(2)(c).

There were no transfers between fair value levels during the year.

Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2017			December 31, 2018
	Category	Carrying amount	Fair value	Interest rate used (***)	Carrying amount	Fair value	Interest rate used (***)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	AC	867	867		416	416
Short term deposits	AC	150	150
Trade receivables	AC	1,040	1,040	4.47%	916	916	4.52%
Other receivables (**)	AC	9	9		11	11
Liabilities
Notes payable series C	AC	213	219	Market quote
Notes payable series D	AC	435	443	Market quote	327	332	Market quote
Notes payable series F	AC	650	659	Market quote	794	786	Market quote
Trade and other payables (**)	AC	865	865		785	785
Borrowing K	AC	75	75	3.71%
Borrowing L	AC	200	200	4.25%
Borrowing O	AC	100	110	4.34%
Borrowing P	AC	125	125	2.38%	118	120	1.54%
Borrowing Q	AC	125	125	2.5%	125	127	2.05%
Interest payable (**)	AC	21	21		*	*
Derivative financial instruments	FVTPL
	Level 2	*	*		*	*

(*)	Representing an amount of less than NIS 1 million.
(**)	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(***)
The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.